Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income/(Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating costs and expenses:
Selling, general and administrative	¥ (3,856,554)	$ (551,480)	¥ (3,682,050)	¥ (4,014,070)
Operating loss
Interest income	334,360	47,813	271,824	257,499
Foreign exchange gain/(loss), net	246,249	35,213	(97,249)	(105,434)
Others, net	44,566	6,372	(89,863)	72,620
Net income/(loss) attributable to iQIYI, Inc.	(206,311)	(29,502)	764,059	1,925,469
Net income/(loss) attributable to ordinary shareholders	(206,311)	(29,502)	764,059	1,925,469
Other comprehensive loss:
Foreign currency translation adjustments	(96,408)	(13,786)	(133,922)	(163,983)
Unrealized losses on available-for-sale debt securities	(150,066)	(21,459)	(2,506)	(11,367)
Total other comprehensive loss, net of tax	(246,474)	(35,245)	(136,428)	(175,350)
Comprehensive income/(loss) attributable to iQIYI, Inc.	(451,292)	(64,534)	626,535	1,750,062
iQIYI, INC
Operating costs and expenses:
Selling, general and administrative	(14,893)	(2,130)	(13,814)	(11,397)
Operating loss
Share of income/(losses) of subsidiaries, VIEs and VIEs' subsidiaries	(751,561)	(107,472)	1,844,679	2,975,000
Interest income	41,912	5,993	59,742	115,209
Interest expenses	(334,890)	(47,889)	(672,647)	(726,487)
Foreign exchange gain/(loss), net	707,365	101,152	(640,334)	(665,335)
Others, net	145,756	20,844	186,433	238,479
Net income/(loss) attributable to iQIYI, Inc.	(206,311)	(29,502)	764,059	1,925,469
Net income/(loss) attributable to ordinary shareholders	(206,311)	(29,502)	764,059	1,925,469
Other comprehensive loss:
Foreign currency translation adjustments	(95,805)	(13,700)	(134,533)	(164,040)
Unrealized losses on available-for-sale debt securities	(149,176)	(21,332)	(2,991)	(11,367)
Total other comprehensive loss, net of tax	(244,981)	(35,032)	(137,524)	(175,407)
Comprehensive income/(loss) attributable to iQIYI, Inc.	¥ (451,292)	$ (64,534)	¥ 626,535	¥ 1,750,062